Taxation (Details) - Schedule of net operating loss carryforwards $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Net Operating Loss Carryforwards [Abstract]
2023	$ 676
2024	2,303
2025	5,534
2026	5,757
2027	17,996
Total	$ 32,266